Contingencies, Commitments and Guarantees (Contingencies - Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) Plaintiffs Claims
Minimum
Loss Contingencies
Loss Contingency, Range of Possible Loss, Portion Not Accrued	$ 0
Maximum
Loss Contingencies
Loss Contingency, Range of Possible Loss, Portion Not Accrued	$ 460,000,000
Superfund Site Settlement Agreements
Loss Contingencies
Number of regulatory matters and other claims | Claims	2
Maximum estimate of aggregate costs to resolve matter	$ 1,000,000
Maximum estimate of costs for environmental testing	100,000
Superfund Site Settlement Agreements | Minimum
Loss Contingencies
Damages Sought	1,000,000
C-Mart, Inc. V. Metropolitan Life Insurance Company, Et Al | Maximum
Loss Contingencies
Loss Contingency, Estimate of Possible Loss	$ 23,000,000
Derivative Actions And Demands
Loss Contingencies
Number of plaintiffs | Plaintiffs	2
New York Licensing Inquiry | Department of Financial Services
Loss Contingencies
Litigation Settlement, Amount	$ (50,000,000)
New York Licensing Inquiry | New York County, District Attorney
Loss Contingencies
Litigation Settlement, Amount	$ (10,000,000)